Note 17 - Supplemental Cash Flow Information (Tables)	3 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of supplemental cash flows schedule [text block]
	2019	201 8	2017
Income taxes and other taxes paid	$7,560	$7,257	$5,919
Interest paid	$2,955	$893	$9,382